Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,574,171	$ 228,233	¥ 817,719
Restricted cash	517,364	75,011	667,664
Short-term investments	2,130,377	308,876	1,969,362
Accounts receivable, net of allowance of RMB nil and RMB 10,261 (US$ 1,488) as of December 31,2021 and 2022, respectively	675,796	97,981	643,843
Current contract assets	450,085	65,256	563,611
Amount due from related parties	358	52	1,049
Prepaid expense and other assets	342,468	49,655	369,794
Total current assets	5,690,619	825,064	5,033,042
Non-current assets
Non-current contract assets	103,591	15,019	29,889
Property, equipment and software, net	31,397	4,552	44,762
Intangible assets, net	56,614	8,208	56,753
Long-term investments	11,969	1,735	11,812
Right of use assets, net	18,447	2,675	59,081
Deferred tax assets	6,166	894	11,840
Goodwill	3,420	496	3,420
Total non-current assets	231,604	33,579	217,557
Total assets	5,922,223	858,643	5,250,599
Current liabilities
Amount due to related parties (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB nil and RMB 44 as of December 31, 2021 and 2022, respectively)	11,553	1,675	20,449
Insurance premium payables (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB 685,028 and RMB 516,661 as of December 31, 2021 and 2022, respectively)	516,661	74,909	685,028
Deferred revenue (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB 803 and RMB nil as of December 31, 2021 and 2022, respectively)			803
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB 413,438 and RMB 453,996 as of December 31, 2021 and 2022, respectively)	584,123	84,689	498,752
Current lease liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB 16,452 and RMB 9,122 as of December 31, 2021 and 2022, respectively)	9,354	1,356	44,113
Total current liabilities	1,121,691	162,629	1,249,145
Non-current liabilities
Non-current lease liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB 12,921 and RMB 4,701 as of December 31, 2021 and 2022, respectively)	4,701	682	14,477
Deferred tax liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB 13,126 and RMB 29,278 as of December 31, 2021 and 2022, respectively)	29,703	4,307	13,551
Total non-current liabilities	34,404	4,989	28,028
Total liabilities	1,156,095	167,618	1,277,173
Commitments and contingencies (Note 21)
Shareholders' equity
Ordinary shares (US$ 0.000005 par value; 10,000,000,000 shares authorized, 8,900,000,000 Class A ordinary shares authorized, 3,206,653,701 Class A ordinary shares issued, 3,140,896,631 and 3,108,040,681 Class A ordinary shares outstanding as of December 31, 2021 and 2022, respectively; 1,000,000,000 Class B ordinary shares authorized, 801,904,979 Class B ordinary shares issued and outstanding as of December 31, 2021and 2022)	135	20	134
Treasury stock	(3)
Additional paid-in capital	7,384,670	1,070,677	7,329,420
Accumulated other comprehensive (loss)/income	108,245	15,694	(21,492)
Accumulated deficit	(2,726,919)	(395,366)	(3,334,636)
Total shareholders' equity	4,766,128	691,025	3,973,426
Total liabilities and shareholders' equity	¥ 5,922,223	$ 858,643	¥ 5,250,599